ANNUAL REPORT
                                                                   -------------

                           KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE FUND

                     KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE EAGLE FUND

                           -----------------------------------------------------




                                                               DECEMBER 31, 2000

================================================================================
STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

             KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE TRUST
                                DECEMBER 31, 2000

                                          KELMOORE STRATEGY        KELMOORE STRATEGY
                                       [REGISTERED TRADEMARK]    [REGISTERED TRADEMARK]
                                            VARIABLE FUND         VARIABLE EAGLE FUND
                                       ----------------------    ----------------------
ASSETS:
Cash (Note 1) .............................   $161,269                  $148,237
Receivables:
   Capital stock sold .....................    142,808                        --
   Dividends and interest .................        373                       347
   Due from advisor .......................     15,737                    14,722
                                              --------                  --------
         TOTAL ASSETS .....................    320,187                   163,306
                                              --------                  --------
LIABILITIES:
   Payables:
      Accrued distribution fees ...........         20                        19
      Accrued expenses ....................     15,898                    14,871
                                              --------                  --------
         TOTAL LIABILITIES ................     15,918                    14,890
                                              --------                  --------
NET ASSETS ................................   $304,269                  $148,416
                                              ========                  ========
NET ASSETS CONSIST OF:
   Capital stock, unlimited shares
      authorized, 30,343 and 14,803
      shares outstanding, respectively ....   $304,060                  $148,221
   Undistributed net investment income ....        209                       195
                                              --------                  --------
          NET ASSETS ......................   $304,269                  $148,416
                                              ========                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE .............   $  10.03                  $  10.03
                                              ========                  ========

================================================================================
STATEMENTS OF OPERATIONS
================================================================================

             KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE TRUST
            FROM COMMENCEMENT OF OPERATIONS THROUGH DECEMBER 31, 2000

                                                        KELMOORE STRATEGY        KELMOORE STRATEGY
                                                     [REGISTERED TRADEMARK]    [REGISTERED TRADEMARK]
                                                         VARIABLE FUND*         VARIABLE EAGLE FUND*
                                                     ----------------------    ----------------------
INVESTMENT INCOME:
   Interest (Note 1) ..................................    $     390              $     363
                                                           ---------              ---------
      Total Income ....................................          390                    363
                                                           ---------              ---------
EXPENSES:
   Investment advisory fees (Note 3) ..................           81                     76
   Distribution expenses (Note 3) .....................           20                     19
   Accounting and administration fees .................           15                     13
   Audit fees .........................................        2,936                  2,741
   Custodian fees .....................................          436                    436
   Insurance ..........................................          402                    402
   Legal fees .........................................        5,033                  4,699
   Miscellaneous fees .................................          839                    783
   Organizational expense (Note 1) ....................      105,108                105,108
   Printing fees ......................................          838                    783
   Transfer agent fees ................................        4,521                  4,194
   Trustees' fees .....................................          797                    744
                                                           ---------              ---------
       Total Expenses .................................      121,026                119,998
       Expenses waived by advisor (Note 3) ............     (120,845)              (119,830)
                                                           ---------              ---------
       Net Expenses ...................................          181                    168
                                                           ---------              ---------
Net Investment Income .................................          209                    195
                                                           ---------              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Security transactions ...........................           --                     --
      Written options .................................           --                     --
   Net change in unrealized appreciation
      (depreciation) on:
      Security transactions ...........................           --                     --
      Written options .................................           --                     --
                                                           ---------              ---------
         Net realized and unrealized gain
           (loss) on investments ......................           --                     --
                                                           ---------              ---------
Net increase in nets assets resulting from operations .    $     209              $     195
                                                           =========              =========


* Commenced operations on November 27, 2000.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

             KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE TRUST

                                                        KELMOORE STRATEGY                  KELMOORE STRATEGY
                                                     [REGISTERED TRADEMARK]              [REGISTERED TRADEMARK]
                                                          VARIABLE FUND                   VARIABLE EAGLE FUND
                                                     ----------------------              ----------------------
                                                       FROM COMMENCEMENT                   FROM COMMENCEMENT
                                                     OF OPERATIONS THROUGH               OF OPERATIONS THROUGH
                                                      DECEMBER 31, 2000 *                 DECEMBER 31, 2000 *
                                                     ----------------------              ----------------------
OPERATIONS:
   Net investment income ............................       $    209                            $    195
   Net realized gain (loss) on
     securities and written options .................             --                                  --
   Net change in unrealized appreciation
     (depreciation) on securities and written options             --                                  --
                                                            --------                            --------
   Net increase in net assets
     resulting from operations ......................            209                                 195
                                                            --------                            --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................             --                                  --
   Net realized capital gains .......................             --                                  --
                                                            --------                            --------
   Total distributions to shareholders ..............             --                                  --
                                                            --------                            --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ........................        304,060                             148,221
   Reinvestment of distributions ....................             --                                  --
   Cost of shares redeemed ..........................             --                                  --
                                                            --------                            --------
   Increase in net assets derived
      from capital share transactions (a) ...........        304,060                             148,221
                                                            --------                            --------
      TOTAL INCREASE IN NET ASSETS ..................        304,269                             148,416
                                                            --------                            --------
NET ASSETS:
   Beginning of period ..............................             --                                  --
                                                            --------                            --------
   End of period ....................................       $304,269                            $148,416
                                                            ========                            ========
(a) Transactions in capital stock were:
        Shares sold .................................         30,343                              14,803
        Shares issued through reinvestment
           of distributions .........................             --                                  --
        Shares redeemed .............................             --                                  --
                                                            --------                            --------
Increase in shares outstanding ......................         30,343                              14,803
                                                            ========                            ========


* Commenced operations on November 27, 2000.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

             KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE TRUST

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                          KELMOORE STRATEGY                  KELMOORE STRATEGY
                                                       [REGISTERED TRADEMARK]             [REGISTERED TRADEMARK]
                                                            VARIABLE FUND                    VARIABLE EAGLE FUND
                                                       ----------------------             ----------------------
                                                               FOR THE                           FOR THE
                                                            PERIOD ENDED                       PERIOD ENDED
                                                         DECEMBER 31, 2000 *                DECEMBER 31, 2000 *
                                                       ----------------------             ----------------------
Net asset value, beginning of period ....................    $     10.00                       $     10.00
                                                             -----------                       -----------
   Income from investment operations:
      Net investment income .............................           0.03#                             0.03#
      Net realized and unrealized gain on investments ...             --                                --
                                                             -----------                       -----------
         Total from investment operations ...............           0.03                              0.03
                                                             -----------                       -----------
   Less distributions from:
      Net realized gains ................................             --                                --
                                                             -----------                       -----------
Net asset value, end of period ..........................    $     10.03                       $     10.03
                                                             ===========                       ===========
Total return ............................................          0.30%(2)                          0.30%(2)

Ratios/Supplemental Data
   Net assets, end of period (in 000s) ..................    $       304                       $       148
   Ratio of expenses to average net assets:
      Before expense reimbursement ......................       1450.01%(1)                       1548.43%(1)
      After expense reimbursement .......................          2.25%(1)                          2.25%(1)
   Ratio of net investment income to average net assets:
      Before expense reimbursement ......................     (1445.34%)(1)                     (1543.74%)(1)
      After expense reimbursement .......................          2.50%(1)                          2.52%(1)
   Portfolio turnover rate ..............................          0.00%                             0.00%

*  Commenced operations on November 27, 2000.
1  Annualized.
2  Not annualized.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for thE period.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

             KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE TRUST
                                DECEMBER 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Kelmoore Strategy[REGISTERED TRADEMARK] Variable Trust (the "Trust"), an open-end, management investment company was organized as a Delaware business trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for variable contracts. The Trust has a fiscal year ended December 31, 2000 and currently consists of two investment funds, (each a "Fund" and collectively the "Funds"), the Kelmoore Strategy[REGISTERED TRADEMARK] Variable Fund ("Strategy") and Kelmoore
Strategy[REGISTERED TRADEMARK] Variable Eagle Fund ("Eagle"). The Strategy Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies which have strong financial fundamentals and to continuously sell or write related covered call options against substantially all the shares of stock it owns. The Funds authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option expires, or if the Fund enters a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for Federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

             KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE TRUST
                                DECEMBER 31, 2000


The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily. Uninvested cash and premiums from options written are swept daily into an interest bearing account at PFPC Trust Company.

D.  ORGANIZATIONAL   EXPENSE.  The  Funds  bear  all  costs  incurred  with  the organization of the Trust. The organizational costs are $105,108 for each Fund.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income, short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

F. FEDERAL INCOME TAXES. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to such income tax, therefore, no Federal income tax provisions will be required.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
There were no transactions during the period ended December 31, 2000.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each Fund. The Advisor has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Funds. The total operating expenses for the period for each of the Funds will not exceed 2.25%. The Advisor reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the period ended December 31, 2000, advisory fees of

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

             KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE TRUST
                                DECEMBER 31, 2000

$81 and $76 were paid by the Strategy and Eagle Funds, respectively, to the Advisor and the Advisor reimbursed the Strategy Fund $120,845 and the Eagle Fund $119,830 which the Advisor may recoup through December 31, 2003.

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The Plan permits the Funds to reimburse the Advisor, as the Funds' distributor, an annual fee not to exceed 0.25% of the average daily net assets of the Funds. For the period ended December 31, 2000, the Strategy Fund reimbursed the
Distributor $20 and the Eagle Fund reimbursed the Distributor $19 for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC, Inc. Under the Services Agreement, PFPC, Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. There were no such transactions during the period ended December 31, 2000.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC, Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC, Inc., or any affiliate thereof, an annual retainer of $4,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Kelmoore Strategy[REGISTERED TRADEMARK] Variable Trust

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy[REGISTERED TRADEMARK] Variable Fund, and Kelmoore Strategy[REGISTERED TRADEMARK] Variable Eagle Fund (constituting The Kelmoore Strategy[REGISTERED TRADEMARK] Variable Trust, hereafter referred to as the "Fund") at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period November 27, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2001

FOR MORE INFORMATION

THE KELMOORE STRATEGY[REGISTERED TRADEMARK] VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303


INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303


ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT
PFPC, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903


CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard, Third Floor
Philadelphia, PA 19153


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.